CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss for the period	€ (184,212)	€ (110,426)	€ (54,274)
Items that will be reclassified subsequently to profit or loss	4	867	(107)
Currency translation differences - equity method	(133)	34
Currency translation differences	137	833	(107)
Items that will not be reclassified subsequently to profit or loss	(1)	(97)	425
Remeasurement of defined benefit plans	(1)	(97)	425
Total comprehensive loss	€ (184,209)	€ (109,656)	€ (53,955)